Cover page Document	Nov. 05, 2019
Cover page.
Document Type	8-K/A
Document Period End Date	Nov. 05, 2019
Entity Registrant Name	Altice USA, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38126
Entity Tax Identification Number	38-3980194
Entity Address, Address Line One	1 Court Square West
Entity Address, City or Town	Long Island City,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11101
City Area Code	516
Local Phone Number	803-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	ATUS
Security Exchange Name	NYSE
Entity Central Index Key	0001702780
Amendment Flag	true
Entity Emerging Growth Company	false
Amendment Description	Altice USA, Inc. (the “Company”) is filing this Amendment No. 1 to Form 8-K to amend the Company’s Current Report on Form 8-K filed on November 5, 2019 (the “Original Form 8-K”) in order correct typographical errors included in the press release issued on November 5, 2019 and attached as Exhibit 99.1 to the Original Form 8-K. The dates above the tabular disclosure entitled “Reconciliation of Non-GAAP Measures” incorrectly reference “three months ended June 30” and “nine months ended June 30” and should reference September 30 for the respective periods. These dates have been revised in the corrected press release, attached hereto as Exhibit 99.1. There are no other changes to the information contained in the Original Form 8-K.